DEPOSITS AND OTHER CUSTOMER ACCOUNTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments Owned and Pledged as Collateral [Line Items]
Demand deposit overdrafts that have been reclassified as loan balances	$ 394.7	$ 305.2
CD in denominations greater than $250,000	6,400.0	6,500.0
FHLB Advances | SBNA
Financial Instruments Owned and Pledged as Collateral [Line Items]
Letters of credit	$ 100.0	$ 30.0